COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 06, 2018	May 17, 2017	Feb. 25, 2015	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation				$ 595,412	$ 251,048	$ 1,540,580	$ 1,001,950
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		25.00%
Description Of Contribution For Formation		Under the terms of the JV Contract, the JV Partner is required to contribute $290,000 on the date of formation, $435,000 12 months later and $725,000 60 months after the date of formation. The Company is required to contribute certain intellectual property.
Purchase Commitment, Description	On March 6, 2018, the Company signed a distribution agreement with Curexo Inc for South Korea and as part of this agreement the Company is obligated to buy a rehabilitative product from Curexo Inc. for $200,000 when this product is fully developed by Curexo. Inc.
Noncontrolling Interest, Ownership Percentage by Parent		75.00%
Royalty on Sales,Percentage				1.00%		1.00%
Operating Leases, Future Minimum Payments Due, Next Twelve Months				$ 10,083
Operating Leases, Future Minimum Payments, Due in Two Years				13,444
Operating Leases, Future Minimum Payments, Due in Three Years				13,444
Operating Leases, Future Minimum Payments, Due in Four Years				14,141
Operating Leases, Future Minimum Payments, Due in Five Years				14,141
Prepaid Deposits				18,131
Bioniks JV Partner [Member]
Due to Related Parties, Current				$ 93,309
Exchangable Shares [Member]
Stock Issued During Period, Shares, Issued for Services			262,904
Stock Transferred To Lenders			314,560
Stock to be Reimbursed to Officers			320,000
Stock Issued During Period, Value, Issued for Services			$ 241,185
Share-based Compensation			$ 210,323